Debt (Schedule Of Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified																																	12 Months Ended											12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Pacific Gas And Electric Company [Member]	Dec. 31, 2010 Pacific Gas And Electric Company [Member]	Dec. 31, 2011 Utility [Member]	Dec. 31, 2010 Utility [Member]	Dec. 31, 2011 Senior Notes, 5.75%, Due 2014 [Member] Pacific Gas And Electric Company [Member]	Dec. 31, 2010 Senior Notes, 5.75%, Due 2014 [Member] Pacific Gas And Electric Company [Member]	Dec. 31, 2010 Senior Notes, 4.20% Due 2011 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 6.25% Due 2013 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 6.25% Due 2013 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 4.80% Due 2014 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 4.80% Due 2014 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 5.625% Due 2017 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 5.625% Due 2017 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 8.25% Due 2018 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 8.25% Due 2018 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 3.50% Due 2020 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 3.50% Due 2020 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 4.25% Due 2021[Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 3.25% Due 2021 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 6.05% Due 2034 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 6.05% Due 2034 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 5.80% Due 2037 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 5.80% Due 2037 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 6.35% Due 2038 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 6.35% Due 2038 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 6.25% Due 2039 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 6.25% Due 2039 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 5.40% Due 2040 [Member] Utility [Member]	Dec. 31, 2010 Senior Notes, 5.40% Due 2040 [Member] Utility [Member]	Dec. 31, 2011 Senior Notes, 4.50% Due 2041 [Member] Utility [Member]	Dec. 31, 2011 Pollution Control Bonds, Series 1996 C,E,F 1997 B, Variable Rates, Due 2026 [Member]	Dec. 31, 2011 Pollution Control Bonds, Series 1996 C,E,F 1997 B, Variable Rates, Due 2026 [Member] Utility [Member]		Dec. 31, 2010 Pollution Control Bonds, Series 1996 C,E,F 1997 B, Variable Rates, Due 2026 [Member] Utility [Member]		Dec. 31, 2010 Pollution Control Bonds, Series 1996 A, 5.35%, Due 2016 [Member] Utility [Member]		Dec. 31, 2011 Pollution Control Bonds, Series 2004 A-D, 4.75%, Due 2023 [Member] Utility [Member]		Dec. 31, 2010 Pollution Control Bonds, Series 2004 A-D, 4.75%, Due 2023 [Member] Utility [Member]		Dec. 31, 2011 Pollution Control Bonds, Series 2009 A-D, Variable Rates, Due 2016 And 2026 [Member]	Dec. 31, 2011 Pollution Control Bonds, Series 2009 A-D, Variable Rates, Due 2016 And 2026 [Member] Utility [Member]		Dec. 31, 2010 Pollution Control Bonds, Series 2009 A-D, Variable Rates, Due 2016 And 2026 [Member] Utility [Member]		Apr. 08, 2010 Pollution Control Bonds, Series 2010 E, 2.25%, Due 2026 (6) [Member]	Dec. 31, 2011 Pollution Control Bonds, Series 2010 E, 2.25%, Due 2026 (6) [Member] Utility [Member]		Dec. 31, 2010 Pollution Control Bonds, Series 2010 E, 2.25%, Due 2026 (6) [Member] Utility [Member]
Debt [Line Items]
Senior notes			$ 349	$ 349			$ 350	$ 350	$ 500	$ 400	$ 400	$ 1,000	$ 1,000	$ 700	$ 700	$ 800	$ 800	$ 800	$ 800	$ 300	$ 250	$ 3,000	$ 3,000	$ 950	$ 950	$ 400	$ 400	$ 550	$ 550	$ 800	$ 800	$ 250
Unamortized discount			(1)	(1)
Less: current portion						(500)
Unamortized discount, net of premium					(51)	(52)
Total senior notes, net of current portion	10,149	9,348
Pollution control bonds																																		614	[1],[2]	614	[1],[2]	200	[3]	345	[3]	345	[3]		309	[4],[5]	309	[4],[5]		50	[6]	50	[6]
Less: current portion					(50)	(309)
Total pollution control bonds					1,268	1,209
Total long-term debt, net of current portion	$ 11,766	$ 10,906	$ 11,417	$ 10,557	$ 11,417	$ 10,557
Interest rate on bonds, minimum																																	0.03%											0.02%
Interest rate on bonds, maximum																																	0.05%											0.05%
Debt instrument, interest rate, stated percentage																																																	2.25%

[1]	At December 31, 2011, interest rates on these bonds and the related loans ranged from 0.03% to 0.05%.
[2]	Each series of these bonds is supported by a separate letter of credit that expires on May 31, 2016. Although the stated maturity date is 2026, each series will remain outstanding only if the Utility extends or replaces the letter of credit related to the series or otherwise obtains consent from the issuer to the continuation of the series without a credit facility.
[3]	The Utility has obtained credit support from an insurance company for these bonds.
[4]	At December 31, 2011, interest rates on these bonds and the related loans ranged from 0.02% to 0.05%.
[5]	Each series of these bonds is supported by a separate direct-pay letter of credit that expires on May 31, 2016. Subject to certain requirements, the Utility may choose not to provide a credit facility without issuer consent.
[6]	These bonds bear interest at 2.25% per year through April 1, 2012; are subject to mandatory tender on April 2, 2012; and may be remarketed in a fixed or variable rate mode.